Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Loans Outstanding
Such loans are summarized below.

	2016	2015
	(In thousands)

Aggregate balance – January 1	$10,546	$9,684
New loans	4,864	1,474
Repayments	(1,775)	(612)

Aggregate balance – December 31	$13,635	$10,546